Loss Per Share (Details) - Schedule of Loss Per Share - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Loss Per Share [Abstract]
Basic loss per share - cents per share		$ (1.25)	$ (1.16)
The loss and weighted average number of ordinary shares used in the calculation of basic loss per share is as follows:
Total comprehensive loss for the year	$ (19,979,558)	$ (14,903,909)	$ (11,372,799)
- Weighted average number of ordinary shares (number)		1,191,154,011	976,931,338